Provisions - Legal provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions [Line Items]
Acquisitions	€ 123	€ 131
Legal proceedings provision [member]
Provisions [Line Items]
Other provisions at beginning of period	72	55
Additional provisions, other provisions	43	72
Acquisitions	38
Provision used, other provisions	17	45
Unused provision reversed, other provisions	48	6
Increase through adjustments arising from passage of time, other provisions	1	1
Increase (decrease) through net exchange differences, other provisions	3	(5)
Other provisions at end of period	€ 91	€ 72